Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Results of Operations and Assets for Segments

	Year ended December 31, 2020
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,405,136	$270,398	$1,524	$1,677,058
Fuel, power and water purchased	384,363	16,645	—	401,008
Net revenue	1,020,773	253,753	1,524	1,276,050
Operating expenses	445,459	74,981	12	520,452
Administrative expenses	34,141	24,719	630	59,490
Depreciation and amortization	219,089	92,890	2,144	314,123
Gain on foreign exchange	—	—	(2,108)	(2,108)
Operating income	322,084	61,163	846	384,093
Interest expense	(99,161)	(52,656)	(30,117)	(181,934)
Income from long-term investments	7,753	96,652	560,266	664,671
Other	(40,128)	(6,537)	(27,754)	(74,419)
Earnings before income taxes	$190,548	$98,622	$503,241	$792,411
Property, plant and equipment	$5,757,532	$2,451,706	$32,600	$8,241,838
Investments carried at fair value	—	1,837,429	—	1,837,429
Equity-method investees	74,673	111,779	—	186,452
Total assets	8,528,172	4,589,521	106,213	13,223,906
Capital expenditures	$690,792	$80,746	$14,492	$786,030
(1) Renewable Energy Group revenue includes $28,586 related to net hedging gains from energy derivative contracts and availability credits for the year ended December 31, 2020 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $24,928 related to alternative revenue programs for the year ended December 31, 2020 that do not represent revenue recognized from contracts with customers.
21.Segmented information (continued)

	Year ended December 31, 2019
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,368,411	$256,510	$1,471	$1,626,392
Fuel and power purchased	426,046	17,258	—	443,304
Net revenue	942,365	239,252	1,471	1,183,088
Operating expenses	397,092	74,676	221	471,989
Administrative expenses	36,667	19,366	769	56,802
Depreciation and amortization	194,766	88,557	981	284,304
Loss on foreign exchange	—	—	3,146	3,146
Operating income	313,840	56,653	(3,646)	366,847
Interest expense	(101,518)	(61,039)	(18,931)	(181,488)
Income from long-term investments	9,334	104,025	284,262	397,621
Other	(32,297)	15,951	(11,567)	(27,913)
Earnings before income taxes	$189,359	$115,590	$250,118	$555,067
Property, plant and equipment	$4,763,689	$2,444,382	$32,909	$7,240,980
Investments carried at fair value	27,072	1,267,075	—	1,294,147
Equity-method investees	29,827	52,284	—	82,111
Total assets	6,825,379	4,014,067	81,340	10,920,786
Capital expenditures	$478,936	$102,396	$—	$581,332
(1) Renewable Energy Group revenue includes $22,282 related to net hedging gains from energy derivative contracts for the year ended December 31, 2019 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $(4,405) related to alternative revenue programs for the year ended December 31, 2019 that do not represent revenue recognized from contracts with customers.

Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

	2020	2019
Revenue
United States	$1,475,087	$1,537,695
Canada	153,569	88,697
Other regions	48,402	—
	$1,677,058	$1,626,392
Property, plant and equipment
United States	$6,666,015	$6,488,964
Canada	884,195	752,016
Other regions	691,628	—
	$8,241,838	$7,240,980
Intangible assets
United States	$24,825	$23,821
Canada	23,123	23,795
Other regions	66,965	—
	$114,913	$47,616